Non-controlling interest - Ownership Interest (Details) - USD ($)			12 Months Ended
	Nov. 15, 2021	Sep. 23, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 28, 2021	Dec. 23, 2020
Greenbrook TMS Central Florida LLC
Disclosure of subsidiaries [line items]
Ownership interest			90.00%
Greenbrook TMS North Detroit LLC
Disclosure of subsidiaries [line items]
Ownership interest			90.00%
Greenbrook TMS St. Petersburg LLC
Disclosure of subsidiaries [line items]
Ownership interest			90.00%
Greenbrook TMS South Carolina LLC
Disclosure of subsidiaries [line items]
Ownership interest			90.00%
Greenbrook TMS Tampa LLC
Disclosure of subsidiaries [line items]
Ownership interest			80.00%
Greenbrook TMS Cleveland LLC
Disclosure of subsidiaries [line items]
Amount of noncontrolling interest acquired						$ 51,440
Greenbrook TMS Cleveland LLC | Class A units
Disclosure of subsidiaries [line items]
Ownership interest				88.24%
Greenbrook TMS Cleveland LLC | Class B units
Disclosure of subsidiaries [line items]
Ownership interest				85.73%
Greenbrook TMS Michigan LLC
Disclosure of subsidiaries [line items]
Amount of noncontrolling interest acquired		$ 60,000
Greenbrook TMS Michigan LLC | Class A units
Disclosure of subsidiaries [line items]
Ownership interest		100.00%
Greenbrook TMS Michigan LLC | Class B units
Disclosure of subsidiaries [line items]
Ownership interest		85.00%
Greenbrook TMS St. Louis LLC
Disclosure of subsidiaries [line items]
Ownership interest	20.00%		80.00%
Amount of noncontrolling interest acquired	$ 87,000				$ 208,411